Future Minimum Lease Payments Under Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets [Line Items]
Year ending December 31, 2015	$ 64,562
Year ending December 31, 2016	19,056
Total minimum lease payments	83,618
Less: Amounts representing interest (at interest rate of 2.85%)	(2,379)
Present value of minimum payments	81,239
Current portion	62,771	34,055
Non-current portion	18,468	45,905
Present value of minimum payments	$ 81,239